Derivative instruments - Summary of Detailed Information About Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Credit exposure	$ 1,054,714	$ 931,129
Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	8,654	10,278
Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	2,619	3,381
Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,051	659
Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	4,984	6,238
CA | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	3,428	3,023
CA | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,245	558
CA | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,016	641
CA | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,167	1,824
US | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	3,470	5,139
US | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	223	1,693
US | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		1
US | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	3,247	3,445
Other countries [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	1,756	2,116
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,151	1,130
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	35	17
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	$ 570	$ 969